Expense Example - The Gabelli Growth Fund	Nov. 07, 2025 USD ($)
The Gabelli Growth Fund CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,623
The Gabelli Growth Fund CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,107
The Gabelli Growth Fund CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	2,432
The Gabelli Growth Fund CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	$ 1,341